Amendment Dated January 16, 2019

to the Amended and Restated By-Laws of

Delaware Investments Dividend and Income Fund, Inc.

Dated November 15, 2006

WHEREAS, Article X, Section 1 of the Amended and Restated By-Laws provides that the Amended and Restated By-Laws may be amended by the Board of Directors (the “Board”); and

WHEREAS, by resolution dated November 15, 2018, the Board authorized the Amended and Restated By-Laws to be amended as set forth below.

NOW, THEREFORE, the Amended and Restated By-Laws are hereby amended as follows:

Sections 2, 3, and 4 of Article II are replaced in their entirety as follows:

Section 2. ANNUAL MEETINGS. An “annual meeting” of stockholders means any meeting of stockholders called for the purpose of electing directors of the Corporation and transacting any other business within the Corporation’s powers, provided that only one annual meeting may be held during a calendar year. An annual meeting of the stockholders may be called at any time by the Board of Directors, the Chairperson (as defined under Section 3 of Article III herein) or by the President (as defined under Section 1 of Article V herein). Except to the extent required by the rules of any stock exchange on which the Corporation’s shares are listed for trading, the Corporation is not required to hold an annual meeting in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940 (the “1940 Act”).

Section 3. SPECIAL MEETINGS. Special meetings of stockholders (i) may be called at any time by the Chairperson, President or a majority of the members of the Board of Directors; and (ii) shall be called by the secretary of the Corporation upon the written request of the holders of at least a majority of the shares of the capital stock of the Corporation issued and outstanding and entitled to vote at such meeting. A written request from such stockholders entitled to call a special meeting shall state the purpose of the meeting and the matters proposed to be acted on at the meeting. Upon receipt of a written request from such stockholders entitled to call a special meeting, the secretary shall (i) inform the stockholders who make the request of the reasonably estimated cost of preparing and mailing a notice of the meeting; and (ii) on payment of these costs by such stockholders to the Corporation, notify each stockholder entitled to notice of the meeting. The Board shall have the sole power to fix: (i) the record date for determining stockholders entitled to request a special meeting of the stockholders and the record date for determining stockholders entitled to notice of and to vote at the special meeting; and (ii) the date, time, and place, if any, and the means of remote communication, if any, by which stockholders and proxy holders may be considered present in person and may vote at the special meeting. Except with respect to adjournments as provided herein, to be properly brought before a special meeting of stockholders, business must be specified in the notice of meeting (or any supplement thereto).

Section 4. NOTICE OF STOCKHOLDERS’ MEETING. All notices of meetings of stockholders shall be sent or otherwise given, in accordance with Section 5 of this Article, not less than ten (10) nor more than ninety (90) days before the date of the meeting. The notice shall specify (i)

the place, date and time of the meeting, and (ii) the general nature of the business to be transacted, other than with respect to notices of special meetings for which the notice will state the purpose of the meeting.

; and

Article II is amended to include Sections 13 and 14 as follows:

Section 13.    STOCKHOLDER PROPOSALS.

(a)     Proponents. The nominations of individuals for election to the Board of Directors and the proposal of other business (provided such business is a proper matter for action by the stockholders under applicable law) to be considered by stockholders may be presented at an annual meeting of the stockholders by properly being brought before the meeting by a person who: (i) is either (x) a stockholder at the time of the giving of notice provided for in this Section 13, on the record date for the annual meeting, and at the time of the annual meeting, or (y) a person (a “Nominee Holder”) that holds shares entitled to vote at meetings of stockholders through a nominee or “street name” holder of record and demonstrates to the Corporation such indirect ownership and entitlement to vote such shares, and is a Nominee Holder at the time of the giving of notice provided for in this Section 13, on the record date for the annual meeting, and at the time of the meeting (such stockholder or Nominee Holder to be referred to as a “Proponent”); and (ii) complies with the applicable notice procedures set forth in this Section 13.

(b)     Stockholder Notice. For nominations or other business to be properly brought before an annual meeting by a Proponent: (i) the Proponent must have given timely notice thereof in writing to the secretary of the Corporation at the principal executive offices of the Corporation (the “Stockholder Notice”); and (ii) the Proponent or its representative (the “Proponent Representative”) must attend the annual meeting in person and present the nominations or the proposal to be considered. To be timely, a Stockholder Notice must be made in writing and received by the secretary of the Corporation by the close of business not more than 150 days and not less than 120 days before the first anniversary of the date that the Corporation’s proxy statement was released to stockholders in connection with the previous year’s annual meeting (the “Prior Mailing Date”). In no event shall the postponement or adjournment of an annual meeting, or any announcement thereof, commence a new period for the giving of the Stockholder Notice as provided in this Section.

(c)    Other Annual Meeting Date. If and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary of the prior year’s annual meeting (the “Prior Annual Meeting Date”) and ends thirty (30) days after the first anniversary of the Prior Annual Meeting Date (an annual meeting date outside such period being referred to as an “Other Annual Meeting Date”), such Stockholder Notice shall be considered timely hereunder if given in the manner provided herein by the later of the close of business on (i) the date 120 days before the first anniversary of the Prior Mailing Date, or (ii) the 10th day following the date such Other Annual Meeting Date is first publicly announced or disclosed; provided, however, that if the Other Annual Meeting Date was disclosed in the proxy statement for the prior year’s annual meeting, then the dates for receipt of the Stockholder Notice shall be calculated in accordance with Section 13(b) above based on such Other Annual Meeting Date.

(d)     Change in Board Seats. Notwithstanding anything in these By-Laws to the contrary, in the event that the number of Directors to be elected to the Board of Directors is increased, and either all of the nominees for Director or the size of the increased Board of Directors are not publicly announced or disclosed at least 150 days prior to the first anniversary of the Prior Mailing Date, a Stockholder Notice shall be considered timely hereunder, but only with respect to nominees for any new positions created by such increase, if given in the manner provided herein by the later of the close of business on (i) the date 120 days before the first anniversary of the Prior Mailing Date, or (ii) the 10th day following the date that all of such nominees or the size of the increased Board of Directors shall have been publicly announced or disclosed.

(e)     Nominations. An individual may be nominated by a Proponent for election as a Director of the Corporation only by a holder of a class of shares of the capital stock of the Corporation entitled to vote on the election of such proposed nominee. A Stockholder Notice given by a Proponent to the secretary of the Corporation with respect to nominations for the election of Directors shall set forth in writing: (i) the name, age, business address and, if known, residence address, of each nominee proposed in such Stockholder Notice; (ii) the principal occupation or employment of each such proposed nominee; (iii) the number of shares of the capital stock of the Corporation that are owned (beneficially and of record) by each such proposed nominee as of the date of the Stockholder Notice; (iv) whether the Proponent believes each proposed nominee is or will be an “interested person” of the Corporation (as defined in the 1940 Act); (v) the written and signed consent of each person to be nominated, to be named as a nominee and to serve as a Director if elected; and (vi) all other information regarding each proposed nominee as would have been required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission (the “Commission”) had each such nominee been nominated by the Board of Directors of the Corporation. In addition, the Proponent shall promptly provide any other information reasonably requested by the Corporation.

(f)     Other Business. A Stockholder Notice given by a Proponent to the secretary of the Corporation with respect to any other business to be brought before an annual meeting shall set forth in writing: (a) as to the matter the Proponent proposes to bring before the annual meeting, a brief description of the business desired to be brought before the annual meeting (including the text of any resolutions proposed for consideration) and the Proponent’s reasons for conducting such business at the annual meeting; and (b) as to the Proponent and the beneficial owner, if any, on whose behalf the proposal is being made: (i) the name and address of each such person, and of any holder of record of the Proponent’s shares as they appear on the Corporation’s books; (ii) the class and number of all shares of the capital stock of the Corporation that are owned by each such person (beneficially and of record) and owned by any holder of record of each such person’s shares, as of the date of the Stockholder Notice, and a representation that the Proponent will notify the Corporation in writing of the class and number of such shares owned of record and beneficially by each such person as of the record date for the meeting not later than five business days following the later of the record date or the date notice of the record date is first publicly announced or disclosed; (iii) any material interest of each such person, or any affiliates or associates of each such person, in such business; (iv) a description of any agreement, arrangement or understanding with respect to such business between or among each such person and any of its affiliates or associates, and any others (including their names) acting in concert with any of the foregoing, and a representation that the Proponent will notify the Corporation in writing of any such agreement, arrangement or understanding in effect as of the record date for the meeting not later than five business days following the later of the record date or the date notice of the record date is first publicly announced or disclosed; (v) a description of any agreement, arrangement or understanding (including any derivative instruments, swaps, warrants, short positions, profit interests, options, hedging transactions, borrowed or loaned shares or other transactions) that has been entered into as of the date of the Stockholder Notice by, or on behalf of, each such person or any of its affiliates or associates, the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of each such person or any of its affiliates or associates with respect to shares of the capital stock of the Corporation, and a representation that the Proponent will notify the Corporation in writing of any such agreement, arrangement or understanding in effect as of the record date for the meeting not later than five business days following the later of the record date or the date notice of the record date is first publicly announced or disclosed; (vi) a representation that the Proponent is a holder of record or beneficial owner of shares of the capital stock of the Corporation entitled to vote at the annual meeting and that the Proponent or a Proponent Representative (as defined in Section 13(g) below) intends to appear in person or by proxy at the meeting to present such business; (vii) a representation whether the Proponent intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of the capital stock of the Corporation required to approve the proposal and/or otherwise to solicit proxies from stockholders in support of the proposal; and (viii) any other information relating to each such person or the business to be brought before the meeting that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies by each such person with respect to the proposed business to be brought by each such person before the annual meeting pursuant to Section 14 of the Exchange Act, and the rules and regulations promulgated thereunder, had the proposal been proposed by the Board of Directors of the Corporation and included in the Corporation’s proxy statement for the annual meeting.

(g)    Presence at Meeting; Proponent Representative. Notwithstanding the foregoing provisions of this Section, unless otherwise required by law, if the Proponent or a person representing the Proponent (a “Proponent Representative”) does not appear at the annual meeting of stockholders to present the nomination or other business, then such nomination or other business shall be disregarded and shall not be brought before the meeting, notwithstanding that proxies in respect of the nomination or other business may have been received by the Corporation. For purposes of this Section, a Proponent Representative must be either (i) a duly authorized officer, manager or partner of the Proponent, and the Proponent Representative must deliver an incumbency certificate evidencing such position to the acting secretary at the meeting, or (ii) authorized by a writing executed by the Proponent to act as proxy for the Proponent at the meeting, and the Proponent Representative must deliver a copy of such writing to the acting secretary at the meeting.

(h)    Definition of “Beneficially Owned”. As used herein, shares “beneficially owned” shall mean all shares of the capital stock of the Corporation which a person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Securities Exchange Act of 1934.

(i)    Definition of “Publicly Announced or Disclosed”. For purposes of this Section, a matter shall be deemed to have been “publicly announced or disclosed” if such matter is disclosed in a press release reported by the Dow Jones News Service, Associated Press, Business Wire, or comparable national news service, or in a document publicly filed by the Corporation with the Commission.

Section 14.     CONDUCT OF STOCKHOLDER MEETINGS.

(a)     Chairperson and Secretary of the Meeting. The President (as hereinafter defined), any vice president, or other officer of the Corporation so designated by the President or any vice president, shall act as chairperson and preside over a meeting of stockholders. The secretary or an assistant secretary of the Corporation, or an individual appointed by the chairperson of the meeting, shall act as secretary of the meeting.

(b)     Powers of the Chairperson. The order of business and all other matters of conduct or procedure at any meeting of stockholders shall be determined by the chairperson of the meeting, and any such determination shall be conclusive and binding upon the meeting for all purposes. The chairperson shall have the power and duty to determine whether notice of nominees and other business to be brought before a meeting has been duly given in the manner provided in this Article, or whether any such nomination or other business has properly come before the meeting in accordance with the Corporation’s governing instruments and/or applicable law, and if not so given or brought, shall direct and declare at the meeting that such nominations or other business are out of order and/or shall not be considered. Unless otherwise determined by the chairperson, meetings of stockholders shall not be required to be held in accordance with any rules of parliamentary procedure.

(c)     Rules of Conduct. The chairperson of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairperson, are necessary, desirable or appropriate for the proper conduct of the meeting, including, without limitation: (i) restricting admission to the time set for the commencement of the meeting; (ii) limiting attendance at the meeting to stockholders of record or Nominee Holders as of the record date of the meeting, their duly authorized proxies, and other such individuals as the chairperson of the meeting may determine; (iii) limiting participation at the meeting on any matter to stockholders or Nominee Holders entitled to vote on such matter, their duly authorized proxies and other such individuals as the chairperson of the meeting may determine; (iv) limiting the time allotted to questions or comments by participants; (v) determining when the polls should be opened and closed; (vi) maintaining order and security at the meeting; (vii) removing any stockholder, Nominee Holders, or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairperson of the meeting; and (viii) concluding the meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting.

Adopted and approved as of January 16, 2019 pursuant to authority delegated by the Board.

David F. Connor
Secretary